Earnings Per Share ("EPS")	12 Months Ended
Dec. 31, 2023
Earnings per share [abstract]
Earnings Per Share ("EPS")
27. EARNINGS PER SHARE ("EPS")

For the year ended December 31,		2023		2022
	Earnings (1)	Shares	EPS	Earnings	Shares	EPS
Net loss	$(103.7)			$(341.7)
Basic loss per share	$(103.7)	326,540	$(0.32)	$(341.7)	210,521	$(1.62)
Effect of dilutive securities:
Stock options	—	—		—	—
Diluted loss per share	$(103.7)	326,540	$(0.32)	$(341.7)	210,521	$(1.62)
(1)Net earnings attributable to equity holders of the Company.
The following securities were excluded in the computation of diluted earnings per share because they were anti-dilutive but they have the potential to dilute basic earnings per share in the future:

	2023	2022
Potential dilutive securities:
Share options	513.2	377.0
Potential shares from CVR conversion (1)	15,600.0	15,600.0
	16,113.2	15,977.0
(1) There were 313.9 million CVRs outstanding at December 31, 2023 (2022 - 313.9 million)